UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Groupama Asset Management N.A.
Address: 199 Water Street, 20th Flr.

         New York, NY  10038

13F File Number:  28-06754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Iona Watter
Title:     Compliance Officer
Phone:     212-884-9659

Signature, Place, and Date of Signing:

     /s/  Iona Watter     New York, NY     August 09, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     73

Form13F Information Table Value Total:     $3,943,403 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
A D C TELECOMMUNICATIONS    COM                 000886101      934   141570 SH       SOLE                        0        0   141570
ABERCROMBIE & FITCH CO      COM                 002896207    11698   262766 SH       SOLE                     1157        0   261609
ACE LTD                     COM                 G0070K103     9016   230662 SH       SOLE                     1166        0   229496
ADOBE SYS INC               COM                 00724F101     2132    45365 SH       SOLE                      200        0    45165
ADVANCEPCS                  COM                 00790K109    10543   164614 SH       SOLE                      725        0   163889
AFFILIATED COMPUTER SERV    COM                 008190100    12698   176592 SH       SOLE                      606        0   175986
ALTERA CORP                 COM                 021441100     2690    92770 SH       SOLE                        0        0    92770
AMDOCS LTD                  COM                 G02602103     3081    57230 SH       SOLE                       20        0    57210
AMERICAN INTL GROUP INC     COM                 026874107   139897  1645658 SH       SOLE                  1204100        0   441558
AOL TIME WARNER INC         COM                 00184A105   212526  4009928 SH       SOLE                  2809164        0  1200764
BANK NEW YORK INC           COM                 064057102     1992    41503 SH       SOLE                    41283        0      220
BAXTER INTL INC             COM                 071813109    53119  1051866 SH       SOLE                   730562        0   321304
BEA SYS INC                 COM                 073325102     2100    68411 SH       SOLE                      138        0    68273
BECKMAN COULTER INC         COM                 075811109     6218   152424 SH       SOLE                     1072        0   151352
BJ SVCS CO                  COM                 055482103     5939   204820 SH       SOLE                     1100        0   203720
CALPINE CORP                COM                 131347106    67640  1789437 SH       SOLE                  1267295        0   522142
CARDINAL HEALTH INC         COM                 14149Y108   179494  2601376 SH       SOLE                  1954104        0   647272
CELESTICA INC               COM                 15101Q108   136028  2641332 SH       SOLE                  1814710        0   826622
CENDANT CORP                COM                 151313103    10554   541240 SH       SOLE                     2730        0   538510
CIENA CORP                  COM                 171779101    88626  2332276 SH       SOLE                  1545890        0   786386
CISCO SYS INC               COM                 17275R102     1268    69711 SH       SOLE                     2566        0    67145
CITIGROUP INC               COM                 172967101     2851    53967 SH       SOLE                    49365        0     4602
CITRIX SYS INC              COM                 177376100    15499   444124 SH       SOLE                     1615        0   442509
COMPAQ COMPUTER CORP        COM                 204493100     1996   130327 SH       SOLE                     4827        0   125500
CONCORD EFS INC             COM                 206197105    10346   198932 SH       SOLE                      967        0   197965
CORNING INC                 COM                 219350105     1090    65269 SH       SOLE                     2005        0    63264
COSTCO WHSL CORP NEW        COM                 22160K105   128177  3120203 SH       SOLE                  2323681        0   796522
CVS CORP                    COM                 126650100    89003  2305793 SH       SOLE                  1734221        0   571572
DELL COMPUTER CORP          COM                 247025109   178712  6834116 SH       SOLE                  4826786        0  2007330
DISNEY WALT CO              COM                 254687106   121194  4195034 SH       SOLE                  2909002        0  1286032
DMC STRATEX NETWORKS INC    COM                 23322L106     1838   183867 SH       SOLE                        0        0   183867
DOLLAR GEN CORP             COM                 256669102     7692   394464 SH       SOLE                     1835        0   392629
E M C CORP MASS             COM                 268648102   134978  4614660 SH       SOLE                  3166428        0  1448232
EVEREST RE GROUP LTD        COM                 G3223R108     9167   122555 SH       SOLE                      616        0   121939
EXPRESS SCRIPTS INC         COM                 302182100    10739   195162 SH       SOLE                      928        0   194234
FIRST DATA CORP             COM                 319963104     1743    27095 SH       SOLE                        0        0    27095
GAP INC DEL                 COM                 364760108    80468  2774778 SH       SOLE                  1922526        0   852252
GENERAL ELEC CO             COM                 369604103   194127  3982108 SH       SOLE                  2850459        0  1131649
GLOBESPAN INC               COM                 379571102     5657   387500 SH       SOLE                        0        0   387500
GOLDMAN SACHS GROUP INC     COM                 38141G104     9767   113837 SH       SOLE                   109703        0     4134
HEALTH MGMT ASSOC INC NEW   COM                 421933102    11674   554851 SH       SOLE                     2367        0   552484
LEAR CORP                   COM                 521865105     7609   218050 SH       SOLE                      950        0   217100
LOWES COS INC               COM                 548661107   193439  2666287 SH       SOLE                  2093691        0   572596
MARSH & MCLENNAN COS INC    COM                 571748102      537     5325 SH       SOLE                     5325        0        0
MEAD CORP                   COM                 582834107     7562   278640 SH       SOLE                     1380        0   277260
MERCK & CO INC              COM                 589331107      290     4553 SH       SOLE                     4520        0       33
MERRILL LYNCH & CO INC      COM                 590188108   166111  2803562 SH       SOLE                  1909349        0   894213
MICROSOFT CORP              COM                 594918104   141336  1936121 SH       SOLE                  1337962        0   598159
MINNESOTA MNG & MFG CO      COM                 604059105   139077  1218912 SH       SOLE                   862801        0   356111
MORGAN STANLEY DEAN WITTER  COM                 617446448   173774  2705501 SH       SOLE                  1907252        0   798249
NATIONAL COMMERCE FINL CORP COM                 63545P104     8671   355840 SH       SOLE                     1643        0   354197
OPENWAVE SYS INC            COM                 683718100     8518   245478 SH       SOLE                     1130        0   244348
ORACLE CORP                 COM                 68389X105   132135  6954520 SH       SOLE                  4994541        0  1959979
PEOPLESOFT INC              COM                 712713106    13376   271717 SH       SOLE                     1717        0   270000
PEREGRINE SYSTEMS INC       COM                 71366Q101    13461   464200 SH       SOLE                     1558        0   462642
PFIZER  INC                 COM                 717081103   172942  4318159 SH       SOLE                  3104352        0  1213807
PHOTRONICS INC              COM                 719405102     2443    95230 SH       SOLE                        0        0    95230
PPL CORP                    COM                 69351T106     7806   141938 SH       SOLE                      821        0   141117
REDBACK NETWORKS INC        COM                 757209101      791    88750 SH       SOLE                        0        0    88750
ROHM & HAAS CO              COM                 775371107     8276   251570 SH       SOLE                     1290        0   250280
SANMINA CORP                COM                 800907107     7219   308385 SH       SOLE                     1532        0   306853
SOUTHTRUST CORP             COM                 844730101     9770   375792 SH       SOLE                     1792        0   374000
SUN MICROSYSTEMS INC        COM                 866810104     2234   142126 SH       SOLE                     1487        0   140639
TELLABS INC                 COM                 879664100      973    50240 SH       SOLE                        0        0    50240
TENET HEALTHCARE CORP       COM                 88033G100    65735  1273940 SH       SOLE                   915569        0   358371
TYCO INTL LTD NEW           COM                 902124106   207598  3808444 SH       SOLE                  2765535        0  1042909
UNITED TECHNOLOGIES CORP    COM                 913017109   103699  1415498 SH       SOLE                   998595        0   416903
VERISIGN INC                COM                 9.23E+106    10164   169372 SH       SOLE                      892        0   168480
VERITAS SOFTWARE CO         COM                 923436109   151140  2271760 SH       SOLE                  1665985        0   605775
WASHINGTON MUT INC          COM                 939322103   104831  2791794 SH       SOLE                  1985289        0   806505
WIND RIVER SYSTEMS INC      COM                 973149107     4466   255831 SH       SOLE                     1535        0   254296
WORLDCOM INC GA NEW         COM                 98157D106   100335  7065892 SH       SOLE                  4823033        0  2242859
XILINX INC                  COM                 983919101     2174    52722 SH       SOLE                      259        0    52463